SHARE CAPITAL - Schedule of stock option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Under Options
Outstanding at beginning of year	40,838	41,109	40,552
Granted	535,319	0	1,100
Exercised	(505,773)	0	(13)
Canceled and forfeited	(38,629)	(271)	(530)
Outstanding at end of year	31,755	40,838	41,109
Exercisable at end of year	30,482	30,579	20,849
Weighted Average Exercise Price
Outstanding at beginning of year	$ 70.21	$ 70.2	$ 71.6
Granted	2	0	20.6
Exercised	2	0	20
Canceled and forfeited	66.66	62.88	83.4
Outstanding at end of year	11.06	70.21	70.2
Exercisable at end of year	$ 11.28	$ 72.38	$ 76